SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 3: SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies in the financial statements, the Group has made the following judgments, estimates and assumptions, which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

Classification of leases – the Company as a lessor:

In order to determine whether to classify a lease as a finance lease or an operating lease, the Company evaluates whether the lease transfers substantially all the risks and rewards incidental to ownership of the asset.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Allowance for Doubtful Accounts based on Expected Credit Losses on Trade Receivables

The Company applies a simplified approach and measure the loss allowance in respect of our short-term financial assets, trade receivables, in an amount equal to the lifetime expected credit losses.

Allowance for doubtful accounts is recorded based on expected credit losses for trade receivables. The allowance rates are based on days past due for various customers. The allowance is initially based on the Company’s historically observed default rates as well as forward-looking information. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. The amount of the allowance is sensitive to changes in circumstances and forecasted economic conditions.

●	Impairment of Inventory

The net realizable value is determined based on management’s evaluation including forecasts and estimates as to the amounts expected to be realized from the sale or use of inventory. The possible effects on the financial statements are the recognition of impairment loss or the reversal of impairment loss.

●	Determining the Fair Value of an Unquoted Financial Asset or Liability

The fair value of unquoted financial assets or liability in Level 3 of the fair value hierarchy is determined using valuation techniques, generally using future cash flows discounted at current rates applicable for items with similar terms and risk characteristics. Changes in estimated future cash flows and estimated discount rates, after consideration of risks such as liquidity risk, credit risk and volatility, are liable to affect the fair value of these assets of liability.